Fair value measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value measurement
Fair value measurement
As of December 31, 2017 and 2018, we had no financial assets measured at fair value. See Note 12 - Redeemable noncontrolling interests for further information on the fair value of the put/call option that was classified as Level 3 as of December 31, 2016. See Note 2 - Significant accounting policies for more information.